Annual Fund Operating Expenses - Calamos Laddered Bitcoin Structured Alt Protection ETF - Calamos Laddered Bitcoin Structured Alt Protection ETF	Sep. 26, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.69%	[2]
Expenses (as a percentage of Assets)	0.79%	[3]

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin Series Structured Alt Protection ETFs (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
[3]	The "Total Annual Fund Operating Expenses" in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.